Financial Instruments and Risk Management (Tables)	3 Months Ended
Mar. 31, 2023
Financial Instruments And Risk Management
Summary of Maturity Profile of the Contractual Cash Flow

As at March 31, 2023	Less than 1 year	1 - 2 years		Later than 2 years	Total
Accounts payable and accrued liabilities	$25,122,245	$		$-	$25,122,245
Loans payable	2,402,867		8,563	-	2,411,430
Lease liability	30,517		172,072	147,084	349,673
RSU obligation	133,314			-	133,314
Derivative liability	987			-	987
Total liabilities	$27,689,930		$180,635	$147,084	$28,017,649

As at December 31, 2022	Less than 1 year	1 - 2 years	Later than 2 years	Total
Accounts payable and accrued liabilities	$10,600,080	$-	$-	$10,600,080
Loans payable	145,866	20,689	-	166,555
Lease liability	4,807	4,807	-	9,614
RSU obligation	295,747	-	-	295,747
Derivative liability	-	4,827	-	4,827
Total liabilities	$11,046,500	$30,323	$-	$11,076,823